Related Party Transactions and Balances - Additional Information - S P T Explorer LLC and Navigator Spirit LLC (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel
Related Party Transaction [Line Items]
Equity distribution		$ 67,884	$ 250,299	$ 214,656
SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member] | Long-Term Time-Charter-Out Contract Termination [Member]
Related Party Transaction [Line Items]
Percentage of interest sold	100.00%
Teekay Corporation [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Equity distribution			$ 900	$ 1,000
Teekay Corporation [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member] | Long-Term Time-Charter-Out Contract Termination [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel	2			2
Ownership interest				50.00%